Trade and other receivables (Tables)	12 Months Ended
Oct. 31, 2020
Trade and other receivables [Abstract]
Trade and Other Receivables
	October 31, 2020	October 31, 2019
	$m	$m
Trade receivables	628.4	877.9
Loss allowance	(17.9)	(42.4)
Trade receivables net	610.5	835.5
Prepayments	49.1	53.9
Other receivables	38.1	87.2
Contract assets	33.7	56.3
	731.4	1,032.9

Ageing of Impairment on Trade Receivables
The ageing of these receivables is as follows:

	Current	Up to three months	Three to four months	Over four months	Total
	$m	$m	$m	$m	$m
October 31, 2020:
Gross trade receivables	561.4	42.3	4.3	20.4	628.4
Loss allowance	(6.1)	(0.9)	(0.4)	(10.5)	(17.9)
Net trade receivables	555.3	41.4	3.9	9.9	610.5

October 31, 2019:
Gross trade receivables	696.0	110.1	8.9	62.9	877.9
Loss allowance	(8.9)	(3.8)	(1.5)	(28.2)	(42.4)
Net trade receivables	687.1	106.3	7.4	34.7	835.5

Provision for Impairment of Trade Receivables
Movements in the Group provision for impairment of trade receivables were as follows:

	October 31, 2020	October 31, 2019
	$m	$m
At November 1 (calculated under IAS 39)	42.4	41.9
Accounting policy change (IFRS 9 - recognized against retained earnings on November 1, 2018)	-	20.0
Revised November 1	42.4	61.9
Loss allowance (releases)/provided in the year	(4.8)	16.0
Receivables written off as uncollectable	(19.7)	(35.5)
At October 31	17.9	42.4